TAX MATTERS (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	Thousands of U.S. dollars
	For the years ended December 31,
	2018	2019	2020
Profit/(loss) before income tax	33,900	(44,475)	(42,101)
Income tax applying the statutory tax rate	(12,899)	11,726	6,694
Permanent differences	(5,052)	(78)	(175)
Adjustments due to international tax rates	2,240	(4,718)	(1,018)
Tax credits / Withholding Tax of Spanish Branches	2,297	(4,705)	(4,661)
DTA write off	-	(38,639)	(5,291)
Other adjustments	-	196	(328)
Total income tax expense	(13,414)	(36,218)	(4,779)

Disclosure of components of Income tax explanatory
	Thousands of U.S. dollars
	For the years ended December 31,
	2018	2019	2020
Current tax expense	(23,165)	(20,438)	(22,797)
Deferred tax	9,751	(15,780)	18,018
Total income tax expense	(13,414)	(36,218)	(4,779)

Disclosure of deferred taxes [text block]
	Thousands of U.S. dollars
	2019	2020
Deferred tax assets
Tax loss carryforwards	32,743	36,546
Tax credits	4,575	7,336
Tax credits - IFRS 16	-	950
Deferred tax assets from temporary differences
Litigations provisions	10,903	4,478
Financial costs	7,942	(426)
Fixed Assets	6,371	11,639
Operating provisions and others	37,097	41,830
Total deferred tax assets	99,631	102,353

Deferred tax liabilities
Intangible assets – PPA	(19,040)	(9,917)
Others	(1,338)	(1,586)
Total deferred tax liabilities	(20,378)	(11,503)
Balance at December 31, 2020 (*)		90,850

	Thousands of U.S. dollars
	Balance at 12/31/2019	Income Statement		Translation differences	Balance at 12/31/2020
		Increases	Decreases

DEFERRED TAX ASSETS	99,631	31,605	(13,010)	(15,873)	102,353
Unused tax losses (*)	32,743	3,545	(5,123)	5,381	36,546
Unused tax credits	4,575	2,027	(120)	855	7,337
Deferred tax assets (temporary differences) (**)	62,313	26,033	(7,767)	(22,109)	58,470
DEFERRED TAX LIABILITIES	(20,378)	(735)	159	9,451	(11,503)
Deferred tax liabilities (temporary differences)	(20,378)	(735)	159	9,451	(11,503)

(*) Tax credits for loss carryforwards.
(**) The increase is mainly due to the constitution of DTA related to Financial Interests in the Spanish Entities.

	Thousands of U.S. dollars
	Balance at 12/31/2018	Income Statement		Translation differences	Balance at 12/31/2019
		Increases	Decreases

DEFERRED TAX ASSETS	125,163	43,128	(69,768)	1,108	99,631
Unused tax losses (*)	23,414	25,955	(20,967)	4,341	32,743
Unused tax credits	3,935	6,002	(3,833)	(1,529)	4,575
Deferred tax assets (temporary differences) (**)	97,814	11,171	(44,968)	(1,704)	62,313
DEFERRED TAX LIABILITIES	(30,221)	(1,561)	3,563	7,841	(20,378)
Deferred tax liabilities (temporary differences)	(30,221)	(1,561)	3,563	7,841	(20,378)

(*) Tax credits for loss carryforwards.
(**) The decrease is mainly due to DTA write off.

Disclosure of deferred tax expense arising from write-down or reversal of write-down of deferred tax asset
	Thousands of U.S. dollars
2019	2020	2021	2022	2023	2024	2025	Subsequent years	Total
Tax losses	12,804	9,365	1,245	-	-	-	-	23,414
Deductible temporary differences	14,390	15,801	18,152	24,736	24,736	-	-	97,815
Tax credits for deductions	1,220	842	581	401	276	191	426	3,935
Total deferred tax assets	28,414	26,008	19,978	25,137	25,012	191	426	125,164
Total deferred tax liabilities	(236)	2,684	4,696	6,082	7,038	7,697	2,260	30,221

	Thousands of U.S. dollars
2020	2021	2022	2023	2024	2025	2026	Subsequent years	Total
Tax losses	5,414	4,330	4,555	1,134	1,380	543	1,672	19,028
Deductible temporary differences	20,790	12,023	11,765	10,540	10,321	5,058	5,171	75,667
Tax credits for deductions	3,056	1,520	-	-	-	-	-	4,575
Deferred tax assets from temp.differ- IFRS	360							360
Total deferred tax assets	35,019	16,936	15,486	10,737	10,764	4,806	5,883	99,631
Total deferred tax liabilities	3,058	194	29	29	29	17,037	-	20,378

Disclosure of tax receivables and payables [text block]
	Thousands of U.S. dollars
	As of December 31,
Recoverable	2019	2020
Non-current
Indirect taxes	5,650	4,815
	5,650	4,815
Current
Indirect taxes	17,819	29,340
Other taxes	6,845	7,454
	24,664	36,794
Income tax	28,709	25,764
Total	59,023	67,373

	Thousands of U.S. dollars
	As of December 31,
Payables	2019	2020
Non-current
Social security	2,754	1,893
	2,754	1,893
Current
Indirect taxes	35,370	38,026
Other taxes	58,395	59,078
	93,765	97,104
Income tax	12,671	16,838
Total	109,190	115,835